Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Disclosures [Abstract]
Schedule of the Transactions with Related Parties During the Financial Year	The Group had the following transactions with related parties during the financial year:
	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Ultimate holdings company
- Management fee#	-	(704,000)
- Project Management fee income	-	850,000

Related companies
- Project management fee income	29,105,000	6,850,000
- Rendering of information technology system	-	722,595
- Project management fee expenses&	(2,903,333)	(1,893,001)

Related party
- Rendering of information technology system	-	154,000,000
- Renovation work expenses	(1,200,000)	-